Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums Earned, Net [Abstract]
Premiums earned, gross					$ 666,297	$ 457,758
Premiums earned, ceded	$ (120)	$ (126)	$ (370)	$ (383)	(599)	(832)
Net premiums earned	203,657	167,075	598,390	501,100	665,698	456,926
Policyholder Benefits and Claims Incurred, Net [Abstract]
Claims incurred, gross					590,951	452,261
Claims incurred, ceded					(483)	(1,616)
Net claims incurred and claims adjustment expense	$ 436,422	$ 144,846	$ 1,109,375	$ 410,540	590,468	450,645
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Reinsurance recoverable on paid claims					0	481
Reinsurance recoverable on unpaid claims					0	0	$ 12,344
Reinsurance premium payable					0	0
Reinsurance recoverable, net					$ 0	$ 481